Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Operating Revenue
Schedule of operating revenue from time charters and bareboat charters and voyage charters

	2023	2022	2021
Time charters and bareboat charters	$963,192	$993,344	$689,505
Voyage charters	10,391	—	—
Total Revenue	$973,583	$993,344	$689,505

Schedule of operating revenue from significant customers (constituting more than 10% of total revenue)

Charterer	2023	2022	2021
CMA CGM	23%	26%	30%
HMM Korea	12%	12%	17%
MSC	11%	13%	—

Schedule of operating revenue by geographic location

Operating revenue by geographic location of the customers for the years ended December 31, was as follows (in thousands):

Continent	2023	2022	2021
Australia—Asia	$519,759	$482,769	$323,172
Europe	453,824	507,293	338,124
America	—	3,282	28,209
Total Revenue	$973,583	$993,344	$689,505